Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 6,398	$ 14,900
Accounts receivable	4,548	5,477
Prepayments and other current assets	7,916	2,891
Digital assets	1,335	1,085
Total current assets	20,833	24,553
Non-current assets
Equity method investments	4,249	4,023
Right-of-use asset	363	384
Property and equipment, net	12,012	12,170
Total non-current assets	16,624	16,577
Total assets	37,457	41,130
Current liabilities
Accounts payable	153	115
Short term loans		484
Contract liabilities		124
Lease liability	48	49
Accrued expenses and other payables	76	121
Total current liabilities	277	893
Lease liability	280	320
Total non-current liability	280	320
Total liabilities	557	1,213
Shareholders’ equity
Ordinary shares (US$0.06 par value; 25,000,000 shares authorized; 6,434,040 and 7,516,975 shares issued outstanding as of December 31, 2024 and June 30, 2025)	433	368
Additional paid-in capital	229,899	228,137
Accumulated deficit	(193,432)	(188,588)
Total equity attributable to shareholders of the Company	36,900	39,917
Total shareholders’ equity	36,900	39,917
Total liabilities and shareholders’ equity	37,457	41,130
Related Party
Current assets
Amounts due from related parties	$ 636	$ 200